Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Schedule of Asset Held for Investment
(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	Registered investment companies:
	DFA	Emerging Market Core Equity	**	$69,174
	Goldman Sachs	International Equity Insights	**	41,249
	Goldman Sachs	Large Cap Growth Insights	**	1,555,960
	Invesco	Value Opportunities	**	32,563
*	JP Morgan	Equity Income	**	386,104
*	JP Morgan	Core Plus Bond	**	904,810
*	JP Morgan	SmartRetirement 2025	**	2,822,827
*	JP Morgan	SmartRetirement 2030	**	5,740,002
*	JP Morgan	SmartRetirement 2035	**	4,205,106
*	JP Morgan	SmartRetirement 2040	**	4,224,519
*	JP Morgan	SmartRetirement 2045	**	936,868
*	JP Morgan	SmartRetirement 2050	**	1,522,722
*	JP Morgan	SmartRetirement 2055	**	299,308
*	JP Morgan	SmartRetirement 2060	**	1,750,554
*	JP Morgan	SmartRetirement 2065	**	1,105
*	JP Morgan	SmartRetirement Income	**	2,711,120
	MFS	Mid Cap Growth	**	767,663
	Putnam	High Yield	**	66,546
	Putnam	Small Cap Growth	**	505,237
	Schwab	International Index	**	484,581
	Schwab	S&P 500 Index	**	3,091,548
	Schwab	Small Cap Index	**	420,754
	Schwab	US Mid Cap Index	**	528,263
	Undiscovered Managers	Behavioral Value	**	5,500
	Fidelity	Money Market Treasury Portfolio	**	5,436
				33,079,519
	Collective investment fund:
*	JP Morgan	Stable Asset Income	**	257,326

	Common stock:
*	Omega Flex, Inc.	Company stock	**	199,485

*	Notes receivable from participants	Interest rates from 4.25% to 9.50% with maturities through October 2039	-	512,452
				$34,048,782

*	Represents a party-in-interest to the Plan.
**	All investments are participant directed; therefore, cost information has not been presented.